UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
CONSUMER DISCRETIONARY — 16.0%
BJ’s Wholesale Club *	191,300	$8,405,722
BorgWarner *	123,200	8,303,680
Brinker International	361,797	8,513,083
Gentex	213,086	6,833,668
Kirkland’s *	140,549	1,861,572
Lear	94,700	10,003,161
PetSmart	91,700	3,690,008
Signet Jewelers *	201,445	8,557,384
Tupperware Brands	188,400	8,619,300
Universal Technical Institute	222,754	4,065,260

		68,852,838

CONSUMER STAPLES — 3.9%
Dr. Pepper Snapple Group	121,555	4,306,694
JM Smucker	132,300	8,223,768
Molson Coors Brewing, Cl B	86,700	4,063,629

		16,594,091

ENERGY — 6.0%
Cabot Oil & Gas	206,531	8,597,885
Chesapeake Midstream Partners LP *(A)	154,038	4,194,455
Plains Exploration & Production *	245,600	8,694,240
Rowan *	125,200	4,291,856

		25,778,436

FINANCIAL SERVICES — 24.6%
Aspen Insurance Holdings	257,000	7,722,850
Axis Capital Holdings	241,800	8,603,244
BankUnited *	149,100	4,174,800
Commerce Bancshares	198,066	8,146,454
East West Bancorp	415,500	9,020,505
Eaton Vance	184,394	5,587,138
First Financial Bancorp	246,144	4,159,834
First Niagara Financial Group	616,045	8,550,705
Global Payments	222,764	10,523,371
HCC Insurance Holdings	275,400	8,339,112
Hudson City Bancorp	373,200	4,097,736
Lazard, Cl A (A)	197,522	8,240,618
Nara Bancorp *	209,210	2,041,890
Safety Insurance Group	81,100	3,859,549
SVB Financial Group *	76,836	4,031,585
Transatlantic Holdings	77,400	3,982,230
Willis Group Holdings	115,079	4,324,669

		105,406,290

HEALTH CARE — 11.2%
Beckman Coulter	116,736	8,406,159
CareFusion *	414,240	10,658,395
DENTSPLY International	117,886	4,182,595
Hologic *	427,293	8,511,677
Laboratory Corp of America Holdings *	45,300	4,072,923
Natus Medical *	139,962	2,107,828
Orthofix International NV *	65,732	1,879,935
Universal Health Services, Cl B	200,800	8,453,680

		48,273,192

MATERIALS & PROCESSING — 10.9%
Airgas	64,500	4,042,215
Albemarle	146,100	8,204,976
Aptargroup	175,273	8,423,620
Cabot Microelectronics *	92,460	4,170,871
Eastman Chemical	93,100	8,645,266
Packaging Corp of America	154,900	4,375,925
Temple-Inland	190,200	4,562,898
Timken	87,866	4,131,459

		46,557,230

PRODUCER DURABLES — 10.0%
AGCO *	164,977	8,364,334
Gardner Denver	119,167	8,596,707
Harsco	266,028	8,584,724
Navistar International *	133,900	8,683,415
URS *	192,046	8,536,445

		42,765,625

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Equity Lifestyle Properties	68,100	3,873,528
Healthcare Realty Trust	182,700	3,836,700

		7,710,228

TECHNOLOGY — 8.2%
Amphenol, Cl A	77,600	4,294,384
CACI International, Cl A *	78,731	4,368,783
Quest Software *	333,801	8,618,742
STEC *	235,700	4,829,493
Veeco Instruments *	94,472	4,086,859
Western Digital *	264,200	8,988,084

		35,186,345

UTILITIES — 4.8%
DPL	320,800	8,398,544
DTE Energy	88,600	4,098,636
Wisconsin Energy	135,200	8,151,208

		20,648,388

Total Common Stock (Cost $334,420,275)		417,772,663

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
JANUARY 31, 2011 (Unaudited)
SHORT-TERM INVESTMENT — 2.7%

	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $11,756,846)	11,756,846	$11,756,846

Total Investments— 100.1% (Cost $346,177,121)†		$429,529,509

Percentages are based upon Net Assets of $429,162,301.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At January 31, 2011, these securities amounted to $12,435,073 or 2.90% of net assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2011.
Cl — Class
LP — Limited Partnership

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $346,177,121, and the unrealized appreciation and depreciation were $85,529,497 and $(2,177,109), respectively.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820..
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-006-0900

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value
CONSUMER DISCRETIONARY — 11.3%
Brinker International	17,900	$421,187
Kirkland’s *	49,208	651,760
Papa John’s International *	13,600	390,320
Rent-A-Center	11,800	350,932
Vail Resorts *	14,900	715,945
Warnaco Group *	14,200	725,336
Wolverine World Wide	23,700	754,845

		4,010,325

CONSUMER STAPLES — 2.0%
Spartan Stores	48,800	707,112

ENERGY — 8.8%
Approach Resources *	8,400	224,028
Complete Production Services *	14,600	407,924
Georesources *	13,700	378,668
Gulfport Energy *	17,800	426,132
Matrix Service *	64,735	728,916
Petroleum Development *	15,700	714,507
Warren Resources *	45,167	252,032

		3,132,207

FINANCIAL SERVICES — 19.1%
Bancfirst	9,100	369,096
Calamos Asset Management, Cl A	47,400	729,012
Center Financial *	23,500	172,725
Chemical Financial	32,250	669,510
First Citizens BancShares, Cl A	3,500	704,095
First Financial Bancorp	41,400	699,660
FirstMerit	37,600	688,832
Infinity Property & Casualty	5,549	331,497
Knight Capital Group, Cl A *	55,200	765,072
Nara Bancorp *	18,100	176,656
SVB Financial Group *	13,900	729,333
Texas Capital Bancshares *	31,900	778,041

		6,813,529

HEALTH CARE — 4.5%
Healthsouth *	36,500	825,630
Natus Medical *	26,511	399,256
Orthofix International NV *	13,000	371,800

		1,596,686

MATERIALS & PROCESSING — 6.0%
AAON	26,376	710,306
Kaydon	19,100	739,361
Sensient Technologies	20,600	698,546

		2,148,213

PRODUCER DURABLES — 17.1%
AO Smith	19,150	819,812
Astec Industries *	11,600	349,160
Esterline Technologies *	5,490	390,778
Genesee & Wyoming, Cl A *	14,300	740,025
Hurco *	7,700	195,811
Landstar System	18,500	766,455
Layne Christensen *	21,700	685,286
Moog, Cl A *	16,600	707,824
Saia *	22,900	327,699
Teledyne Technologies *	8,500	402,135
Wabtec	13,200	715,440

		6,100,425

REAL ESTATE INVESTMENT TRUSTS — 7.4%
Coresite Realty	25,380	364,710
DCT Industrial Trust	141,600	784,464
Equity Lifestyle Properties	13,500	767,880
Healthcare Realty Trust	33,800	709,800

		2,626,854

TECHNOLOGY — 12.3%
Benchmark Electronics *	36,733	697,560
Mantech International, Cl A *	18,300	735,751
MKS Instruments *	24,600	706,266
Quest Software *	27,300	704,886
STEC *	20,200	413,898
SYNNEX *	24,008	801,627
Veeco Instruments *	7,900	341,754

		4,401,742

UTILITIES — 8.5%
Avista	33,600	761,040
Cleco	24,600	768,996
NorthWestern Corp	26,100	737,064
Portland General Electric	34,900	779,666

		3,046,766

Total Common Stock (Cost $29,583,364)		34,583,859

SHORT-TERM INVESTMENT — 2.0%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (A) (Cost$714,231)	714,231	714,231

Total Investments— 99.0% (Cost $30,297,595)†		$35,298,090

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND
JANUARY 31, 2011 (Unaudited)
Percentages are based upon Net Assets of $35,671,449.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.
Cl — Class

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $30,297,595, and the unrealized appreciation and depreciation were $5,548,373 and $(547,878), respectively.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-009-0900

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%

	Shares	Value
CONSUMER DISCRETIONARY — 10.9%
CBS, Cl B	114,700	$2,274,501
Comcast, Cl A	202,700	4,611,425
Gap	201,000	3,873,270
General Motors Company *	64,600	2,357,254
TJX	52,100	2,469,019
Wal-Mart Stores	84,100	4,715,487
Walt Disney	119,800	4,656,626

		24,957,582

CONSUMER STAPLES — 4.7%
CVS/Caremark	132,500	4,531,500
Philip Morris International	76,400	4,373,136
Sysco	64,800	1,888,272

		10,792,908

ENERGY — 13.5%
Anadarko Petroleum	59,100	4,555,428
Apache	40,900	4,881,824
Chevron	75,100	7,129,243
EQT	100,900	4,862,371
Exxon Mobil	60,800	4,905,344
Occidental Petroleum	47,100	4,553,628

		30,887,838

FINANCIAL SERVICES — 20.2%
ACE	73,600	4,533,024
AFLAC	81,800	4,710,044
Ameriprise Financial	81,500	5,024,475
Bank of America	319,200	4,382,616
Franklin Resources	37,600	4,536,440
JPMorgan Chase	155,900	7,006,146
MetLife	108,200	4,952,314
Travelers	74,900	4,213,874
Wells Fargo	215,200	6,976,784

		46,335,717

HEALTH CARE — 12.4%
Abbott Laboratories	92,900	4,195,364
Bristol-Myers Squibb	84,500	2,127,710
Covidien	95,500	4,533,385
Johnson & Johnson	104,600	6,251,942
Merck	64,800	2,149,416
Pfizer	379,000	6,905,380
Teva Pharmaceutical Industries ADR	43,000	2,349,950

		28,513,147

MATERIALS & PROCESSING — 4.1%
Dow Chemical	129,300	4,587,564
EI Du Pont de Nemours	93,000	4,713,240

		9,300,804

PRODUCER DURABLES — 11.6%
Boeing	69,000	4,794,120
Caterpillar	25,400	2,464,054
Deere	30,500	2,772,450
Honeywell International	86,400	4,839,264
ITT	75,700	4,460,244
Raytheon	48,700	2,434,513
Union Pacific	51,100	4,835,593

		26,600,238

TECHNOLOGY — 12.3%
Cisco Systems *	217,500	4,600,125
Corning	125,100	2,778,471
Dell *	167,400	2,202,984
EMC *	96,500	2,401,885
Intel	110,500	2,371,330
International Business Machines	30,700	4,973,400
Microsoft	161,900	4,488,677
Motorola Mobility Holdings *	1	14
Motorola Solutions *	—	15
Oracle	70,500	2,258,115
Xerox	198,600	2,109,132

		28,184,148

UTILITIES — 8.9%
American Electric Power	128,600	4,588,448
AT&T	237,400	6,533,248
Dominion Resources	107,200	4,667,488
Sempra Energy	88,000	4,582,160

		20,371,344

Total Common Stock (Cost $181,844,422)		225,943,726

SHORT-TERM INVESTMENT — 1.2%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (A) (Cost $2,830,579)	2,830,579	2,830,579

Total Investments— 99.8% (Cost $184,675,001)†		$228,774,305

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND JANUARY 31, 2011 (Unaudited)
Percentages are based upon Net Assets of $229,279,723.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.

ADR — American Depositary Receipt

Cl — Class

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $184,675,001, and the unrealized appreciation and depreciation were $46,002,673 and $(1,903,369), respectively.
As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
Amounts designated as “—” are 0 or have been rounded to 0.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-007-0900

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.4%

	Shares/Face Amount	Value
CONSUMER DISCRETIONARY — 4.7%
Gap	307,300	$5,921,671
Time Warner Cable	44,500	3,018,435
Wal-Mart Stores	51,100	2,865,177

		11,805,283

CONSUMER STAPLES — 4.8%
General Mills	169,498	5,895,140
Philip Morris International	53,500	3,062,340
Sysco	103,600	3,018,904

		11,976,384

ENERGY — 11.6%
Boardwalk Pipeline Partners LP (A)	94,001	3,013,672
Chesapeake Midstream Partners LP * (A)	114,200	3,109,666
Chevron	32,100	3,047,253
Energy Transfer Equity LP (A)	75,655	2,942,223
Enterprise Products Partners LP (A)	70,641	3,077,122
Exxon Mobil	79,000	6,373,720
Inergy LP * (A)	70,797	2,897,013
Plains All American Pipeline LP (A)	35,600	2,329,664
Williams Partners LP (A)	52,540	2,493,549

		29,283,882

FINANCIAL SERVICES — 1.2%
Travelers	55,800	3,139,308

HEALTH CARE — 6.1%
Abbott Laboratories	136,500	6,164,340
Bristol-Myers Squibb	118,700	2,988,866
Johnson & Johnson	103,500	6,186,195

		15,339,401

MATERIALS & PROCESSING — 2.5%
EI Du Pont de Nemours	125,600	6,365,408

PRODUCER DURABLES — 4.8%
Automatic Data Processing	59,800	2,864,420
Boeing	42,700	2,966,796
Raytheon	126,500	6,323,735

		12,154,951

REAL ESTATE INVESTMENT TRUSTS — 3.8%
Digital Realty Trust	58,500	3,182,400
Mack-Cali Realty	88,800	3,109,776
Rayonier	53,500	3,167,735

		9,459,911

TECHNOLOGY — 1.2%
Microchip Technology	83,000	3,027,010

UTILITIES — 10.7%
American Electric Power	85,600	3,054,208
AT&T	108,300	2,980,416
Nextera Energy	55,600	2,972,376
PG&E	126,600	5,859,048
Southern	156,300	5,880,006
Vodafone Group ADR	107,400	3,045,864
Xcel Energy	128,100	3,019,317

		26,811,235

Total Common Stock (Cost $113,617,856)		129,362,773

PREFERRED STOCK — 14.1%

CONSUMER DISCRETIONARY — 3.6%
Comcast, Ser B, 7.000%	239,958	6,142,925
General Motors, Ser B, 4.750% *	54,600	2,965,326

		9,108,251

FINANCIAL SERVICES — 5.5%
Bank of America, Ser D, 6.204%	134,382	3,008,813
Citigroup, 7.500%	36,850	5,071,297
Hartford Financial Services Group, Ser F, 7.250%	116,000	3,056,600
JPMorgan Chase Capital XXVIII, 7.200%	98,800	2,617,212

		13,753,922

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Public Storage, Ser M, 6.625%	244,900	6,159,235

UTILITIES — 2.5%
Dominion Resources, Ser A, 8.375%	121,900	3,496,092
Nextera Energy Capital, Ser E, 7.450% *	110,516	2,877,837

		6,373,929

Total Preferred Stock (Cost $32,825,710)		35,395,337

CORPORATE OBLIGATIONS — 11.3%

CONSUMER STAPLES — 0.5%
Philip Morris International
6.875%, 03/17/14	1,100,000	1,269,917

ENERGY — 2.2%
Anadarko Petroleum
5.950%, 09/15/16	2,750,000	3,016,228
BHP Billiton Finance USA
5.500%, 04/01/14	1,250,000	1,390,681

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value
ENERGY — continued
Marathon Oil
5.900%, 03/15/18	$1,000,000	$1,145,213

		5,552,122

FINANCIAL SERVICES — 3.4%
Bank of America
5.650%, 05/01/18	1,550,000	1,614,437
Barclays Bank
5.000%, 09/22/16	2,475,000	2,624,950
Citigroup
6.375%, 08/12/14	2,250,000	2,511,257
JPMorgan Chase
6.300%, 04/23/19	1,500,000	1,691,416

		8,442,060

PRODUCER DURABLES — 1.8%
Boeing
6.000%, 03/15/19	2,000,000	2,300,222
CSX
6.250%, 04/01/15	2,000,000	2,285,212

		4,585,434

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Vornado Realty
4.250%, 04/01/15	2,750,000	2,812,876

TECHNOLOGY — 1.8%
Arrow Electronics
6.000%, 04/01/20	1,375,000	1,415,861
Koninklijke Philips Electronics
4.625%, 03/11/13	1,200,000	1,280,521
Oracle
4.950%, 04/15/13	1,700,000	1,848,497

		4,544,879

UTILITIES — 0.5%
AT&T
6.700%, 11/15/13	1,100,000	1,251,442

Total Corporate Obligations (Cost $26,415,412)		28,458,730

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
FHLMC
5.500%, 07/18/16	2,250,000	2,601,679
3.750%, 03/27/19	3,000,000	3,100,035
2.125%, 03/23/12	2,700,000	2,752,642

FNMA
5.375%, 06/12/17	2,750,000	3,160,429
4.375%, 09/15/12	4,050,000	4,300,355
4.375%, 03/15/13	2,750,000	2,961,203
3.375%, 05/19/11	2,000,000	2,019,396

		20,895,739

Total U.S. Government Agency Obligations (Cost $20,254,438)		20,895,739

U.S. TREASURY OBLIGATIONS — 7.0%

U.S. Treasury Bond
3.375%, 11/15/19	2,750,000	2,802,638
U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	1,750,000	2,155,094
2.125%, 01/15/19	3,150,000	3,573,600
1.375%, 07/15/18	2,300,000	2,481,240
1.250%, 04/15/14	1,500,000	1,649,443

		9,859,377

U.S. Treasury Notes
3.375%, 11/30/12	1,500,000	1,579,278
3.250%, 05/31/16	2,250,000	2,382,890
0.750%, 08/15/13	1,000,000	999,453

		4,961,621

Total U.S. Treasury Obligations (Cost $16,540,463)		17,623,636

SHORT-TERM INVESTMENT — 7.0%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $17,554,273)	17,554,273	17,554,273

Total Investments— 99.1% (Cost $227,208,152)†		249,290,488

Percentages are based upon Net Assets of $251,597,362.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At January 31, 2011, these securities amounted to $19,862,909 or 7.89% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of January 31, 2011.
ADR — American Depositary Receipt
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LP — Limited Partnership
Ser — Series

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $227,208,152, and the unrealized appreciation and depreciation were $23,341,665 and $(1,259,329), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
JANUARY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of January 31, 2011 when valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$129,362,773	$—	$—	$129,362,773
Preferred Stock	35,395,337	—	—	35,395,336
Corporate Obligations	—	28,458,730	—	28,458,730
U.S. Government Agency Obligations	—	20,895,739	—	20,895,739
U.S. Treasury Obligations	—	17,623,636	—	17,623,637
Short-Term Investment	17,554,273	—	—	17,554,273

Total Investments in Securities	$182,312,383	$66,978,105	$—	$249,290,488

For the period ended January 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-005-0800

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 59.5%

	Shares/Face
	Amount	Value
CONSUMER DISCRETIONARY — 6.5%
CBS, Cl B	2,900	$57,507
Comcast, Cl A	5,300	120,575
Gap	6,100	117,547
General Motors Company *	1,700	62,033
TJX	1,300	61,607
Wal-Mart Stores	2,200	123,354
Walt Disney	3,400	132,158

		674,781

CONSUMER STAPLES — 2.9%
CVS/Caremark	3,800	129,960
Philip Morris International	2,100	120,204
Sysco	1,800	52,452

		302,616

ENERGY — 8.5%
Anadarko Petroleum	1,700	131,036
Apache	1,100	131,296
Chevron	2,100	199,353
EQT	2,900	139,751
Exxon Mobil	1,800	145,224
Occidental Petroleum	1,400	135,352

		882,012

FINANCIAL SERVICES — 12.4%
ACE	2,000	123,180
AFLAC	2,200	126,676
Ameriprise Financial	2,100	129,465
Bank of America	9,300	127,689
Franklin Resources	1,200	144,780
JPMorgan Chase	4,500	202,230
MetLife	2,900	132,733
Travelers	2,200	123,772
Wells Fargo	5,800	188,036

		1,298,561

HEALTH CARE — 7.3%
Abbott Laboratories	2,400	108,384
Bristol-Myers Squibb	2,100	52,878
Covidien	2,800	132,916
Johnson & Johnson	2,900	173,333
Merck	1,500	49,755
Pfizer	10,000	182,200
Teva Pharmaceutical Industries ADR	1,200	65,580

		765,046

MATERIALS & PROCESSING — 2.4%
Dow Chemical	3,300	117,084
EI Du Pont de Nemours	2,700	136,836

		253,920

PRODUCER DURABLES — 7.1%
Boeing	1,800	125,064
Caterpillar	800	77,608
Deere	800	72,720
Honeywell International	2,600	145,626
ITT	2,000	117,840
Raytheon	1,200	59,988
Union Pacific	1,500	141,945

		740,791

TECHNOLOGY — 7.3%
Cisco Systems *	5,700	120,555
Corning	3,400	75,514
Dell *	4,400	57,904
EMC *	2,600	64,714
Intel	3,100	66,526
International Business Machines	800	129,600
Microsoft	4,500	124,762
Motorola Mobility Holdings *	1	14
Motorola Solutions *	1	28
Oracle	1,800	57,654
Xerox	5,800	61,596

		758,867

UTILITIES — 5.1%
American Electric Power	3,400	121,312
AT&T	6,200	170,624
Dominion Resources	2,800	121,912
Sempra Energy	2,300	119,761

		533,609

Total Common Stock (Cost $4,920,306)		6,210,203

CORPORATE OBLIGATIONS — 12.1%

ENERGY — 4.0%
Apache
5.250%, 04/15/13	$75,000	81,405
BHP Billiton Finance USA
5.500%, 04/01/14	75,000	83,441
General Electric
5.000%, 02/01/13	75,000	80,245
Marathon Oil
5.900%, 03/15/18	75,000	85,891
XTO Energy
6.500%, 12/15/18	75,000	91,497

		422,479

FINANCIAL SERVICES — 3.1%
Ace INA Holdings
5.600%, 05/15/15	50,000	55,172

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JANUARY 31, 2011 (Unaudited)
CORPORATE OBLIGATIONS — continued

	Face
	Amount/Shares	Value
FINANCIAL SERVICES — (continued)
Barclays Bank
5.000%, 09/22/16	$50,000	$53,029
Berkshire Hathaway
5.125%, 09/15/12	75,000	80,096
Citigroup MTN
5.500%, 10/15/14	75,000	81,580
JPMorgan Chase
6.300%, 04/23/19	50,000	56,380

		326,257

PRODUCER DURABLES — 0.8%
Burlington Northern Santa Fe
5.650%, 05/01/17	75,000	83,684

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Vornado Realty
4.250%, 04/01/15	50,000	51,143

TECHNOLOGY — 2.6%
Koninklijke Philips Electronics
4.625%, 03/11/13	75,000	80,033
Oracle
4.950%, 04/15/13	100,000	108,735
Vodafone Group
4.150%, 06/10/14	75,000	79,863

		268,631

UTILITIES — 1.1%
AT&T
6.700%, 11/15/13	50,000	56,884
Southern
4.150%, 05/15/14	50,000	52,721

		109,605

Total Corporate Obligations (Cost $1,169,303)		1,261,799

U.S. TREASURY OBLIGATIONS — 11.7%

U.S. Treasury Bill
0.423%, 04/07/11(A)	100,000	99,974

U.S. Treasury Bond
3.375%, 11/15/19	100,000	101,914

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	75,000	92,361
2.125%, 01/15/19	75,000	85,086
1.375%, 07/15/18	100,000	107,880
1.250%, 04/15/14	50,000	54,982

		340,309

U.S. Treasury Notes
5.125%, 05/15/16	105,000	121,250
4.000%, 02/15/15	110,000	121,000
3.625%, 08/15/19	100,000	104,281

3.375%, 11/30/12	125,000	131,607
0.750%, 08/15/13	100,000	99,945
0.625%, 07/31/12	100,000	100,313

		678,396

Total U.S. Treasury Obligations (Cost $1,147,253)		1,220,593

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
FHLMC
5.250%, 04/18/16	100,000	114,224
5.125%, 07/15/12	100,000	106,661
3.750%, 03/27/19	150,000	155,002
2.125%, 03/23/12	100,000	101,950
FNMA
5.375%, 06/12/17	200,000	218,900
5.000%, 04/15/15	60,000	67,493
4.375%, 09/15/12	275,000	293,872
3.375%, 05/19/11	150,000	151,455

		1,209,557

Total U.S. Government Agency Obligations (Cost $1,166,531)		1,209,557

SHORT-TERM INVESTMENT — 5.1%

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $532,923)	532,923	532,923

Total Investments— 100.0% (Cost $8,936,316)†		$10,435,075

Percentages are based upon Net Assets of $10,431,687.

*	Non-income producing security.

(A)	The rate reported is the effective yield at time of purchase.

(B)	The rate reported is the 7-day effective yield as of January 31, 2011.
ADR — American Depositary Receipt
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $8,936,316, and the unrealized appreciation and depreciation were $1,563,611 and $(64,852), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
JANUARY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$6,210,203	$—	$—	$6,210,203
Corporate Obligations	—	1,261,799	—	1,261,799
U.S. Treasury Obligations	—	1,220,593	—	1,220,593
U.S. Government Agency Obligations	—	1,209,557	—	1,209,557
Short-Term Investment	532,923	—	—	532,923

Total Investments in Securities	$6,743,126	$3,691,949	$—	$10,435,075

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
WHG-QH-008-0800

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011